Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value Interest Rate Swaps	$ 12.2	[1]	$ 14.8
Notes, due 2014	(287.2)	[1]
Deferred Compensation Plan	(16.8)	[2]
Total assets and liabilities	(291.8)
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value Interest Rate Swaps	12.2	[1]
Notes, due 2014	(287.2)	[1]
Deferred Compensation Plan	(16.8)	[2]
Total assets and liabilities	$ (291.8)

[1]	The fair value of our interest rate swaps, designated as fair value hedges, and notes are based on the present value of expected future cash flows using zero coupon rates and are classified within Level 2 of the fair value hierarchy.
[2]	We maintain deferred compensation plans that allow for certain management employees to defer the receipt of compensation (such as salary, incentive compensation and commissions) until a later date based on the terms of the plans. The liability representing benefits accrued for plan participants is valued at the quoted market prices of the participants’ investment elections.